SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	12 Months Ended			36 Months Ended
	Oct. 12, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
SHAREHOLDERS' EQUITY
Shares authorized for issuance		500,000,000	500,000,000		500,000,000
Nominal or par value of shares (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Maximum share repurchase amounts	$ 25,000
Reissuance of shares		0
Share repurchase program
Shares		23,823,184	7,303,200	1,288,800	32,415,184
Total consideration		$ 7,396,000	$ 2,654,000	$ 1,172,000	$ 11,222,000
American Depository Shares
Share repurchase program
Shares		5,955,796	1,825,800	322,200	8,103,796
American Depository Shares | Minimum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 0.89	$ 1.31	$ 3.40
American Depository Shares | Maximum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.38	$ 3.75	$ 3.81